Earnings per share (Schedule of earnings per share) (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Basic earnings per share [abstract]
Weighted average common shares outstanding, Basic	395,521,903	376,785,518
Plus net incremental shares from: Assumed conversion: stock options	1,126,893	483,149
Plus net incremental shares from: Assumed conversion: warrants	0	22,544
Diluted weighted average common shares outstanding	396,648,796	377,291,211